Short-term Bank Borrowing - Summary of Short-term Bank Borrowing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Loan from a local bank	$ 2,013	$ 1,858
Loans Payable [Member]
Short-term Debt [Line Items]
Repayment date	2018-02	2017-02
Loans Payable [Member] | TAIBOR [Member]
Short-term Debt [Line Items]
Interest rate (%) per annum, description	TAIBOR+1.05	TAIBOR+1.07
Interest rate (%) per annum, spread	1.05%	1.07%